Initial Public Offering Initial Public Offering (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Initial Public Offering Costs [Table Text Block]
The following table summarizes these costs for the year ended December 31, 2013:

Year ended December 31, 2013
Management services agreement termination fee paid to Gores	$9,000
Other IPO transaction-related costs	1,008
$10,008